Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net loss per Class A common stock, basic and diluted (in Dollars per share)	$ (1.84)	$ (4.68)	$ (15.76)	$ (5.17)	$ (7.90)	$ (6.47)	$ (19.06)	$ (4.33)